Earning Per Share - Computation of Basic and Diluted Net Income Per Share Under Two-Class Method (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic and Diluted:
Net income attributable to controlling interest.	$ 677	$ 756	$ 545
Weighted average shares outstanding-basic and diluted			1,275
Common shares [Member]
Basic and Diluted:
Net income attributable to controlling interest.			462
Weighted average shares outstanding-basic and diluted			1,092
Basic and diluted earnings per share			$ 0.42
Preference shares [Member]
Basic and Diluted:
Net income attributable to controlling interest.			44
Weighted average shares outstanding-basic and diluted			103
Basic and diluted earnings per share			$ 0.42
Savings shares [Member]
Basic and Diluted:
Net income attributable to controlling interest.			$ 39
Weighted average shares outstanding-basic and diluted			80
Basic and diluted earnings per share			$ 0.49